Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Revenue	$ 21,283	$ 16,480	$ 22,973	$ 17,800	$ 11,730
Costs and expenses
Cost of revenue	10,188	9,076	12,361	9,777	9,128
Research and development	10,469	8,253	11,635	8,990	7,547
Selling, general and administrative	20,822	10,588	15,486	9,529	8,027
Total costs and expenses	41,479	27,917	39,482	28,296	24,702
Loss from operations	(20,196)	(11,437)	(16,509)	(10,496)	(12,972)
Other income (expense)
Interest income	28	17	21	10	29
Interest expense	(1,412)	(551)	(804)	(599)	(94)
Other income (expense)	(30)	(26)	(29)	80	254
Revaluation of preferred stock warrant liability	1,156	150	(387)	73	15
Total other income (expense)	(258)	(410)	(1,199)	(436)	204
Net loss	(20,454)	(11,847)	(17,708)	(10,932)	(12,768)
Accretion of mandatorily redeemable convertible preferred stock	(4,653)	(5,515)	(7,533)	(5,251)	(4,351)
Net loss attributable to common stockholders	(25,107)	(17,362)	(25,241)	(16,183)	(17,119)
Net loss per share-basic and diluted	$ (4.74)	$ (51.06)	$ (71.10)	$ (50.10)	$ (54.17)
Shares used in computing basic and diluted net loss per share	5,292	340	355	323	316
Unrealized gain on short-term investments	5
Comprehensive loss	$ (20,449)	$ (11,847)	$ (17,708)	$ (10,932)	$ (12,768)